Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2016-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09/30/2016

A.	DATES	Begin	End	# days

1	Payment Date		10/17/2016
2	Collection Period	9/1/2016	9/30/2016	30
3	Monthly Interest Period-Actual	9/15/2016	10/16/2016	32
4	Monthly Interest - Scheduled	9/15/2016	10/14/2016	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	117,000,000.00	71,693,337.71	-	-	21,417,567.42	50,275,770.29	0.4297074
6	Class A-2a Notes	213,000,000.00	213,000,000.00	-	-	-	213,000,000.00	1.0000000
7	Class A-2b Notes	213,000,000.00	213,000,000.00	-	-	-	213,000,000.00	1.0000000
8	Class A-3 Notes	305,000,000.00	305,000,000.00	-	-	-	305,000,000.00	1.0000000
9	Class A-4 Notes	93,282,000.00	93,282,000.00	-	-	-	93,282,000.00	1.0000000
10	Total Class A Notes	941,282,000.00	895,975,337.71	0.00	0.00	21,417,567.42	874,557,770.29
11	Class B Notes	45,445,000.00	45,445,000.00	-	-	-	45,445,000.00	1.0000000

12	Total Notes	$986,727,000.00	941,420,337.71	$0.00	$0.00	$21,417,567.42	920,002,770.29

	Overcollateralization
13	Exchange Note	113,612,876.07	109,894,862.73				108,082,471.57
14	Series 2016-A Notes	35,788,884.61	47,633,426.84				52,739,473.83

15	Total Overcollateralization	149,401,760.68	157,528,289.57				160,821,945.40
16	Total Target Overcollateralization	$166,442,863.44	166,442,863.44				166,442,863.44

					Per $1000	Principal	Per $1000	Interest
		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
17	Class A-1 Notes		0.63000%	40,148.27	0.3431476	21,417,567.42	183.0561318	0.00
18	Class A-2a Notes		1.20000%	213,000.00	1.0000000	0.00	0.0000000	0.00
19	Class A-2b Notes	0.52428%	0.93428%	176,890.35	0.8304711	0.00	0.0000000	0.00
20	Class A-3 Notes		1.45000%	368,541.67	1.2083333	0.00	0.0000000	0.00
21	Class A-4 Notes		1.61000%	125,153.35	1.3416667	0.00	0.0000000	0.00
22	Total Class A Notes			923,733.64	0.9813570	21,417,567.42	22.7536141	0.00
23	Class B Notes		1.85000%	70,061.04	1.5416666	0.00	0.0000000	0.00

24	Totals			993,794.68	1.0071628	21,417,567.42	21.7056667	0.00

		Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	1,022,515,884.61	989,053,764.55	972,742,244.12

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	1,136,128,760.68	1,080,824,715.69
28	Aggregate Base Residual Value (Not Discounted)	783,208,533.21	768,828,148.28

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	11	75,913.56
30	Turn-in Ratio on Scheduled Terminations			27.27%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	48,256	1,098,948,627.28
32	Depreciation/Payments		(10,769,114.55)
33	Gross Credit Losses	(53)	(1,175,551.46)
34	Early Terminations — Regular	(7)	(164,216.71)
35	Scheduled Terminations — Returned	(7)	(103,084.87)
36	Payoff Units & Lease Reversals	(235)	(5,911,944.00)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	47,954	1,080,824,715.69

World Omni Automobile Lease Securitization Trust 2016-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09/30/2016

C.	SERVICING FEE

39	Servicing Fee Due	915,790.52

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(15,279.97)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	5,680,643.80
43	Beginning Reserve Account Balance	5,680,643.80
44	Ending Reserve Account Balance	5,680,643.80

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	47,626	99.48%	1,073,104,653.61
46	31 - 60 Days Delinquent	208	0.43%	4,951,587.90
47	61 - 90 Days Delinquent	34	0.07%	883,945.76
48	91 -120 Days Delinquent	8	0.02%	193,383.51
49	121+ Days Delinquent	0	0.00%	0

50	Total	47,876	100.00%	1,079,133,570.78

51	Total 61+ Delinquent as % End of Period Securitization Value	0.10%
52	Delinquency Trigger Occurred	NO

53	Prepayment Speed (1 Month)	0.64%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

54	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	14	267,301.58
55	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(245,623.25)
56	Less: Excess Wear and Tear Received in Current Period		(554.80)
57	Less: Excess Mileage Received in Current Period		-

58	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		21,123.53

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
59	Current Period Net Residual Losses/(Gains) Ratio		0.02%
60	Prior Period Net Residual Losses/(Gains) Ratio		0.01%
61	Second Prior Period Net Residual Losses/(Gains) Ratio		0.00%
62	Third Prior Period Net Residual Losses/(Gains) Ratio		N/A
63	Four Month Average		N/A

64	Beginning Cumulative Net Residual Losses		10,591.92
65	Current Period Net Residual Losses		21,123.53

66	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		31,715.45

67	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

	Credit Losses:	Units	Amounts
68	Aggregate Securitization Value on charged-off units	53	1,175,551.46
69	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(880,859.46)

70	Current Period Net Credit Losses/(Gains)		294,692.00

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
71	Current Period Net Credit Losses/(Gains) Ratio		0.32%
72	Prior Period Net Credit Losses/(Gains) Ratio		0.09%
73	Second Prior Period Net Credit Losses/(Gains) Ratio		0.00%
74	Third Prior Period Net Credit Losses/(Gains) Ratio		N/A
75	Four Month Average		N/A

76	Beginning Cumulative Net Credit Losses		88,542.69
77	Current Period Net Credit Losses		294,692.00

78	Ending Cumulative Net Credit Losses		383,234.69

79	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.03%

World Omni Automobile Lease Securitization Trust 2016-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09/30/2016

F.	EXCHANGE NOTE COLLECTION ACCOUNT

COLLECTED AMOUNTS

80	Lease Payments Received	15,751,475.95
81	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	94,140.05
82	Liquidation Proceeds, Recoveries & Expenses	817,296.44
83	Insurance Proceeds	63,563.02
84	Sales Proceeds, Recoveries & Expenses - Early Terminations	152,038.00
85	Payoff Payments	6,486,403.81
86	All Other Payments Received	-

87	Collected Amounts	23,364,917.27

88	Investment Earnings on Collection Account	6,390.50

89	Total Collected Amounts - Available for Distribution	23,371,307.77

DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	915,790.52
91	Interest on the Exchange Note - to the Trust Collection Account	1,524,791.22
92	Principal on the Exchange Note - to the Trust Collection Account	16,311,520.43
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	914,156.14
94	Remaining Funds Payable to Trust Collection Account	3,705,049.46

95	Total Distributions	23,371,307.77

G.	TRUST COLLECTION ACCOUNT

AVAILABLE FUNDS

96	Available Funds	22,455,517.25

97	Investment Earnings on Reserve Account	1,634.38

98	Reserve Account Draw Amount	0.00

99	Total Available Funds - Available for Distribution	22,457,151.63

DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	45,789.53
101	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
102	Class A Noteholders' Interest Distributable Amount	923,733.64
103	Noteholders' First Priority Principal Distributable Amount	-
104	Class B Noteholders' Interest Distributable Amount	70,061.04
105	Noteholders' Second Priority Principal Distributable Amount	-
106	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
107	Noteholders' Regular Principal Distributable Amount	21,417,567.42
108	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
109	Remaining Funds Payable to Certificate holder	-

110	Total Distributions	22,457,151.63